Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Expenses
General and administrative	$ 2,165,494	$ 821,995	$ 1,135,088	$ 393,376
Total operating expenses	2,165,494	821,995	1,135,088	393,376
Operating loss	(2,165,494)	(821,995)	(1,135,088)	(393,376)
Other Expenses / Income
Gain on change in fair value of derivative liabilities		211,345	211,345	2,871,910
Gain on settlement of liabilities	67,984		32,019	62,095
Write-off of assets				(17,500)
Fair value of stock issued for note modification	(168,856)
Extension fees due to SPAC Sponsor	(101,662)
Interest expense	(94,771)	(537,938)	(595,124)	(760,663)
Total other expenses / income	(297,305)	(326,593)	(351,760)	2,155,842
Loss from operations before income taxes	(2,462,799)	(1,148,588)	(1,486,848)	1,762,466
Provision for income taxes
Net Income (Loss)	$ (2,462,799)	$ (1,148,588)	$ (1,486,848)	$ 1,762,466
Net loss per share – basic (in Dollars per share)	$ 0	$ 0	$ 0	$ 0.01
Net loss per share – diluted (in Dollars per share)	$ 0.00	$ 0.00	$ 0	$ 0
Weighted average common shares – basic (in Shares)	3,324,638,012	382,019,948	335,778,778	210,477,658
Weighted average common shares – diluted (in Shares)	3,324,638,012	382,019,948	335,778,778	374,389,986